Consolidated Statements Of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 46,975	$ (41,718)	$ 9,043
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization of real estate assets	177,504	126,043	103,282
Impairment of real estate assets	40,782	0	0
Net amortization of above- and below-market leases	(3,949)	(1,984)	(1,208)
Amortization of deferred financing expenses	4,682	5,162	4,936
Vesting of Class B units	0	24,037	0
Depreciation and amortization of corporate assets	13,779	2,900	0
Gain on sale or contribution of property, net	(109,300)	(2,502)	(4,356)
Straight-line rent	(5,112)	(3,729)	(3,512)
Share-based compensation expense	5,098	0	0
Other	2,714	(374)	(1,168)
Changes in operating assets and liabilities:
Other assets, net	(7,334)	(4,400)	(9,916)
Accounts payable, affiliates	(2,580)	(4,350)	(865)
Accounts payable and other liabilities	(9,968)	9,776	6,840
Net cash provided by operating activities	153,291	108,861	103,076
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(87,068)	(159,698)	(165,211)
Acquisition of REIT II, net of cash acquired	(363,519)	0	0
Acquisition of PELP, net of cash acquired	0	(446,249)	0
Distributions and proceeds from unconsolidated joint venture	161,846	0	0
Capital expenditures	(48,980)	(42,146)	(26,117)
Proceeds from sale of real estate	78,654	7,351	0
Other	200	0	0
Net cash used in investing activities	(258,867)	(640,742)	(191,328)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in credit facility	11,790	(115,400)	35,969
Proceeds from mortgages and loans payable	622,500	855,000	255,000
Payments on mortgages and loans payable	(301,669)	(83,387)	(110,875)
Payments of deferred financing expenses	(7,655)	(14,892)	(3,115)
Distributions paid, net of DRIP	(80,728)	(74,198)	(64,269)
Distributions to noncontrolling interests	(28,650)	(7,025)	(1,724)
Repurchases of common stock	(53,153)	(46,539)	(20,301)
Redemption of noncontrolling interest	0	(4,179)	0
Net cash provided by (used in) financing activities	162,435	509,380	90,685
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH:
Beginning of period	27,445	49,946	47,513
End of period	84,304	27,445	49,946
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash, cash equivalents, and restricted cash at end of the period	27,445	49,946	47,513
SUPPLEMENTAL CASH FLOW DISCLOSURE, INCLUDING NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cash paid for interest	67,556	39,487	29,709
Accrued capital expenditures	2,798	2,496	3,256
Change in distributions payable	5,146	39	185
Change in distributions payable - noncontrolling interests	11	2,100	158
Change in accrued share repurchase obligation	605	618	0
Distributions reinvested	44,071	49,126	58,872
Fair value of assumed debt from individual real estate acquisitions	11,877	30,831	33,326
Debt contributed to joint venture	175,000	0	0
Property contributed to joint venture, net	273,790	0	0
Liabilities assumed and equity issued from the acquisition of REIT II and PELP:
Fair value of assumed debt	464,462	504,740	0
Fair value of equity issued	1,054,745	401,630	0
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	$ 56,859	$ (22,501)	$ 2,433